UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [ ]; Amendment Number: ----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
                  --------------------------------------------
Address:          Bank of America Corporate Center
                  --------------------------------------------
                  100 North Tryon Street, Suite 5130
                  --------------------------------------------
                  Charlotte, North Carolina   28202
                  --------------------------------------------

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         ---------------------------------
Title:   Chief Financial Officer
         ---------------------------------
Phone:   (704) 376-0042
         ---------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph J. Schonberg      Charlotte, North Carolina       August 13, 2003
--------------------------------------------------------------------------------
   [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          0
                                                     ----------------

Form 13F Information Table Entry Total:                     88
                                                     ----------------

Form 13F Information Table Value Total:              $    467,374
                                                      ---------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


AIRBORNE INC    COMMON       009269101    14,903    713,063     SH         X                    N/A      713,063

ALBERTO CULVER
CO-CL A         COMMON       013068200     1,543     31,000     SH         X                    N/A       31,000

ASTORIA
FINANCIAL
CORP            COMMON       046265104     1,234     44,195     SH         X                    N/A       44,195

ALLSTREAM
INC CL B
VTG SHS         COMMON       02004C204     2,975     87,769     SH         X                    N/A       87,769

ANWORTH
MORTGAGE
ASSET COR       COMMON       037347101     4,649     301,470    SH         X                    N/A      301,470

AVAYA INC       COMMON       053499109     1,332     206,214    SH         X                    N/A      206,214

AVAYA INC       NOTE 10/3    053499AA7     2,622   5,141,000    PRN        X                    N/A    5,141,000

BANK OF
AMER CORP       COMMON       060505104    12,138     153,583    SH         X                    N/A      153,583

BOSTON FED
BANCORP INC.    COMMON       101178101       356      13,227    SH         X                    N/A       13,227

BROOKLINE
BANCORP INC     COMMON       11373M107     1,111      79,343    SH         X                    N/A       79,343

CITIGROUP INC   COMMON       172967101     2,817      65,812    SH         X                    N/A       65,812

CIRCUIT CITY
STORES INC      COMMON       172737108       579      65,831    SH         X                    N/A       65,831

CROWN CASTLE
INTL CORP       COMMON       228227104       510      65,652    SH         X                    N/A       65,652

CONCORD
EFS INC         COMMON       206197105    38,045   2,584,568    SH         X                    N/A    2,584,568

CERES GROUP
INC             COMMON       156772105       242      87,532    SH         X                    N/A       87,532

CHARTER ONE
FINANCIAL INC   COMMON       160903100     1,378      44,192    SH         X                    N/A       44,192

CHARTER
COMMUNICATIONS
INC             COMMON       16117M107     1,718     460,705    SH         X                    N/A      460,705

COMSTOCK
RESOURCES
INC NEW         COMMON       205768203       597      43,616    SH         X                    N/A       43,616

CITIZENS SOUTH
BANKING COR     COMMON       176682102     2,172     164,019    SH         X                    N/A      164,019


                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                  Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)


DREYERS GRAND
ICE CREAM HL    COMMON       261877104    56,489     718,320    SH         X                    N/A      718,320

DUKE POWER CO   COMMON       264399106     4,815     241,374    SH         X                    N/A      241,374

EDISON
INTERNATIONAL   COMMON       281020107     3,605     219,405    SH         X                    N/A      219,405

EL PASO
CORPORATION     COMMON       28336L109     1,241     153,600    SH         X                    N/A      153,600

E TRADE GROUP
INC             COMMON       269246104     2,238     263,269    SH         X                    N/A      263,269

E TRADE
GROUP INC       NOTE 6% 2/0  269246AB0       878     874,000    PRN        X                    N/A      874,000

EXPEDIA INC
CL A            COMMON       302125109    15,282     200,710    SH         X                    N/A      200,710

FIRSTFED
AMERICA
BANCORP I       COMMON       337929103     1,859      53,890    SH         X                    N/A       53,890

FLEETBOSTON
FINL CORP       COMMON       339030108     2,607      87,747    SH         X                    N/A       87,747

FLORIDAFIRST
BANCORP INC     COMMON       343258109     1,697      70,699    SH         X                    N/A       70,699

FAB INDUSTRIES
INC             COMMON       302747100       120      13,000    SH         X                    N/A       13,000

FREMONT
GENERAL CORP    COMMON       357288109     1,262      92,139    SH         X                    N/A       92,139

FIRST NIAGARA
FINL GROUP I    COMMON       33582V108     2,307     165,729    SH         X                    N/A      165,729

FIDELITY
NATIONAL
INFORMAT        COMMON       31620P109    13,823     530,214    SH         X                    N/A      530,214

FIRST VIRGINIA
BANKS INC       COMMON       337477103     5,886     136,508    SH         X                    N/A      136,508

FRIEDMAN
BILLINGS
RAMSEY GROUP    COMMON       358434108       201      15,000    SH         X                    N/A       15,000

GEORGIA
PACIFIC CORP    COMMON       373298108     6,653     351,091    SH         X                    N/A      351,091

GOODRICH
CORPORATION     COMMON       382388106     1,382      65,831    SH         X                    N/A       65,831

HALLIBURTON CO  COMMON       406216101     6,561     285,252    SH         X                    N/A      285,252

HUDSON CITY
BANCORP INC     COMMON       443683107     1,720      67,437    SH         X                    N/A       67,437

HUGOTON
ROYALTY TRUST   COMMON       444717102       805      43,769    SH         X                    N/A       43,769

HISPANIC
BROADCASTING
CORP            COMMON       43357B104    35,304   1,387,175    SH         X                    N/A    1,387,175



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                   Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

INTERACTIVE
CORP            COMMON       45840Q101     4,968     126,314    SH         X                    N/A      126,314

J D EDWARDS
& CO            COMMON       281667105    17,979   1,256,416    SH         X                    N/A    1,256,416

JACUZZI BRANDS
INC             COMMON       469865109     1,996     377,405    SH         X                    N/A      377,405

KMART HOLDINGS
CORP            COMMON       498780105     2,369      87,762    SH         X                    N/A       87,762

ACCREDITED HOME
LENDERS         COMMON       00437P107       572      29,432    SH         X                    N/A       29,432

LOCAL FINANCIAL
CORP            COMMON       539553107       629      43,876    SH         X                    N/A       43,876

MFA MORTGAGE
INVESTMENTS I   COMMON       55272X102     2,703     269,243    SH         X                    N/A      269,243

MIRANT CORP     COMMON       604675108       382     131,637    SH         X                    N/A      131,637

MIRANT CORP     DBCV 2.5%6/1 604675AB4       988   1,317,000    PRN        X                    N/A    1,317,000

ALTRIA GROUP
INC             COMMON       02209S103    12,048     265,134    SH         X                    N/A      265,134

METRIS
COMPANIES INC   COMMON       591598107       731     131,666    SH         X                    N/A      131,666

NEWMONT
MINING CORP     COMMON       651639106     2,849      87,766    SH         X                    N/A       87,766

NEW YORK
COMMUNITY
BANCORP         COMMON       649445103     1,453      49,954    SH         X                    N/A       49,954

OAK TECHNOLOGY
INC             COMMON       671802106     7,957   1,287,571    SH         X                    N/A    1,287,571

PG&E CORP       COMMON       69331C108     5,104     241,321    SH         X                    N/A      241,321

PFIZER INC      COMMON       717081103    18,240     534,100    SH         X                    N/A      534,100

PROVIDENT
FINANCIAL
SERVIC          COMMON       74386T105     1,885      98,973    SH         X                    N/A       98,973

PORT
FINANCIAL
CORP            COMMON       734119100     5,765     106,995    SH         X                     N/A      106,995

PRIMUS
TELECOMMUNI-
CATIONS         COMMON       741929103     1,469     285,250    SH         X                    N/A      285,250

PEOPLESOFT INC  COMMON       712713106     6,501     370,214    SH         X                    N/A      370,214



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                    Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)>


PROVIDIAN
FINANCIAL
CORP            COMMON       74406A102       406      43,876    SH         X                   N/A       43,876

PROVIDIAN
FINANCIAL
CORP            NOTE 3.25%  874406AAA0     1,794   1,927,000    PRN        X                    N/A    1,927,000

PROVIDIAN
FINANCIAL
CORP            NOTE 2/1     74406AAB8     3,474   7,987,000    PRN        X                    N/A    7,987,000

QUINTILES
TRANSNATIONAL
CO              COMMON       748767100    43,353   3,059,508    SH         X                    N/A    3,059,508

RITE AID CORP   COMMON       767754104       839     188,539    SH         X                    N/A      188,539

RAIT
INVESTMENT
TRUST           COMMON       749227104     2,297      86,675    SH         X                    N/A       86,675

RENT A CENTER
INC - NEW       COMMON       76009N100     1,908      25,172    SH         X                     N/A       25,172

RFS HOTEL
INVESTORS INC   COMMON       74955J108     7,608     617,529    SH         X                    N/A      617,529

SAXON CAP INC   COMMON       80556P302       400      23,176    SH         X                    N/A       23,176

SBA
COMMUNCATIONS
CORP            COMMON       78388J106       395     131,308    SH         X                    N/A      131,308

CONNECTICUT
BANCSHARES INC  COMMON       207540105     1,793      45,776    SH         X                    N/A       45,776

SOUND FEDERAL
BANCORP INC     COMMON       83607V104       726      53,029    SH         X                    N/A       53,029

SIRIUS
SATELLITE
RADIO INC       COMMON       82966U103       556     329,085    SH         X                    N/A      329,085

SAN JUAN BASIN
ROYALTY TR      COMMON       798241105       786      43,769    SH         X                    N/A       43,769

SOVEREIGN
BANCORP INC     COMMON       845905108     2,074     132,554    SH         X                    N/A      132,554

STAGE
STORES INC      COMMON       85254C305     1,547      65,832    SH         X                    N/A       65,832



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair     Shares                  Investment
 Name of Issuer  Title of     CUSIP       Market   or Prn      Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Amount      Prn   Call  Sole Shared Other  Managers    Sole      Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          (A)    (B)   (C)                (A)        (B)        (C)

TALK AMERICA
HOLDINGS INC    COMMON       87426R202       842      75,474    SH         X                    N/A       75,474

TAUBMAN
CENTERS INC     COMMON       876664103    21,567   1,125,609    SH         X                    N/A    1,125,609

TIERONE
CORPORATION     COMMON       88650R108     1,169     59,795     SH         X                    N/A       59,795

LENDINGTREE INC COMMON       52602Q105     3,247    133,894     SH         X                    N/A      133,894

THOUSAND TRAILS
INC (DEL.)      COMMON       885502104       201     13,991     SH         X                    N/A       13,991

UNUMPROVIDENT
CORP            COMMON       91529Y106     1,647    122,856     SH         X                    N/A      122,856

USG CORP
NEW $0.10 PAR   COMMON       903293405     4,169    219,428     SH         X                    N/A      219,428

WACHOVIA CORP
2ND NEW         COMMON       929903102     2,630     65,827     SH         X                    N/A       65,827

WILLIAMS ENERGY
PARTNERS L      COMMON       969491109     3,937     83,120     SH         X                    N/A       83,120

WASHINGTON
GROUP INTL INC  COMMON       938862208     1,345     61,428     SH         X                    N/A       61,428

WILLIAMS
COMPANIES INC   COMMON       969457100     2,420    306,383     SH         X                    N/A      306,383
